Contract Assets and Contract Liabilities (Q3) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Contract Assets
Balance at beginning of year	$ 366,168
Recognized in current year	328,438
Reclassified to accounts receivable	(296,459)
Foreign currency impact	(8,870)
Balance at end of period	389,277
Contract Liabilities
Balance at beginning of year	463,704
Recognized in current year	151,706
Amounts in beginning balance reclassified to revenue	(142,718)
Current year amounts reclassified to revenue	(17,931)
Foreign currency impact	(14,185)
Balance at end of period	$ 440,576